UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road,

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of July 31, 2014 is set forth below.

PowerShares India Portfolio (PIN)

July 31, 2014 (Unaudited)

Consolidated Schedule of Investments (a)

Number of Shares		Value
	Common Stocks - 99.8%
	India - 99.8%
	Consumer Discretionary - 4.3%
25,069	Bosch, Ltd.	$5,537,195
76,952	Hero MotoCorp, Ltd.	3,299,388
337,718	Mahindra & Mahindra, Ltd.	6,680,587
1,017,395	Tata Motors, Ltd.	7,505,749

		23,022,919

	Consumer Staples - 7.5%
2,179,750	Hindustan Unilever, Ltd.	24,684,866
1,170,279	ITC, Ltd.	6,862,074
43,089	Nestlé India, Ltd.	3,653,302
131,132	United Spirits, Ltd.	5,098,474

		40,298,716

	Energy - 23.7%
403,737	Bharat Petroleum Corp., Ltd.	3,871,283
1,674,619	Coal India, Ltd.	10,137,876
2,531,547	Indian Oil Corp., Ltd.	13,861,395
6,965,070	Oil & Natural Gas Corp., Ltd.	45,478,051
405,197	Oil India, Ltd.	3,775,364
2,989,420	Reliance Industries, Ltd.	49,478,125

		126,602,094

	Financials - 10.7%
1,843,165	Housing Development Finance Corp.	32,453,203
440,269	ICICI Bank, Ltd.	10,680,771
752,834	Rural Electrification Corp., Ltd.	3,784,333
251,752	State Bank of India	10,139,195

		57,057,502

	Health Care - 8.9%
176,508	Apollo Hospitals Enterprise, Ltd. (b)	2,956,099
323,028	Aurobindo Pharma, Ltd.	3,792,334
177,480	Cadila Healthcare, Ltd.	3,272,286
626,350	Cipla, Ltd.	4,714,313
114,448	Dr. Reddy’s Laboratories, Ltd.	5,305,689
88,236	GlaxoSmithKline Pharmaceuticals, Ltd.	3,643,599
369,104	Ranbaxy Laboratories, Ltd. (b)	3,507,641
1,540,486	Sun Pharmaceutical Industries, Ltd.	20,114,242

		47,306,203

	Industrials - 2.4%
201,306	ABB India, Ltd.	3,447,501
180,002	Larsen & Toubro, Ltd.	4,451,392
342,226	Seimens, Ltd.	4,955,845

		12,854,738

Number of Shares		Value
	India (Continued)
	Information Technology - 20.0%
358,780	HCL Technologies, Ltd.	$9,191,708
861,879	Infosys, Ltd.	47,818,695
208,839	Mindtree, Ltd.	3,614,437
58,125	Oracle Financial Services Software, Ltd. (b)	3,187,305
613,020	Tata Consultancy Services, Ltd.	26,077,527
86,160	Tech Mahindra, Ltd.	3,060,256
1,553,095	Wipro, Ltd.	13,965,636

		106,915,564

	Materials - 12.0%
511,250	Asian Paints, Ltd.	5,292,641
1,250,184	Hindalco Industries, Ltd.	3,954,429
4,584,342	Hindustan Zinc, Ltd.	12,173,417
832,731	Jindal Steel & Power, Ltd.	3,755,672
358,058	JSW Steel, Ltd.	6,940,237
2,900,029	NMDC, Ltd.	8,134,699
4,079,467	Sesa Sterlite, Ltd.	19,469,870
3,178,110	Steel Authority of India, Ltd.	4,572,090

		64,293,055

	Telecommunication Services - 6.2%
3,940,749	Bharti Airtel, Ltd. (b)	24,167,750
978,019	Bharti Infratel, Ltd.	4,135,425
2,256,486	Reliance Communications, Ltd.	5,000,626

		33,303,801

	Utilities - 4.1%
5,683,579	NTPC, Ltd.	13,516,234
400,697	Reliance Infrastructure, Ltd.	4,901,191
2,351,905	Reliance Power, Ltd. (b)	3,570,360

		21,987,785

	Total Investments - 99.8%
	(Cost $385,941,540) (c)	533,642,377

	Other assets less liabilities - 0.2%	1,227,117

	Net Assets - 100.0%	$534,869,494

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $452,996,799. The net unrealized appreciation was $80,645,578, which consisted of aggregate gross unrealized appreciation of $108,154,196 and aggregate gross unrealized depreciation of $27,508,618.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2014, the securities were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

ITEM 2.    CONTROLS AND PROCEDURES.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in capacities and on dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: September 29, 2014

By:	/s/ Steven Hill
Steven Hill
Treasurer
Date: September 29, 2014